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      BETH KRAMER                                                 MAIN TELEPHONE
      Of Counsel                                                    212-506-2500
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                                                 November 30, 1999

Securities and Exchange Commission
Attention: Filing Desk
450 Fifth Street, N.W.
Washington, D.C.  20549

       Re:  DEVCAP Trust - DEVCAP Shared Return Fund
            Supplement to the Prospectus and Statement of Additional Information Securities Act Registration No. 33-94668

Ladies and Gentlemen:

         Pursuant to the Securities Act of 1933, as amended, and Rule 497(e) thereunder, on behalf of DEVCAP Trust (the "Trust") and DEVCAP Shared Return Fund (the "Fund"), we are delivering to you herewith the Supplement dated November 30, 1999 to the Prospectus and Statement of Additional Information filed on November 29, 1999 relating to the Fund.

                                                 Very truly yours,


                                                 /s/  Beth R. Kramer
                                                 Beth R. Kramer

Encl.

cc: John M. Ganley (w. encl.)
    Joseph N. St. Clair (w. encl.)

                                                                     Rule 497(e)
                                                              File Nos. 33-94668
                                                                    and 811-9070


                                  DEVCAP TRUST
                            DEVCAP Shared Return Fund

                      SUPPLEMENT DATED NOVEMBER 30, 1999 TO
         PROSPECTUS DATED NOVEMBER 29, 1999 and STATEMENT OF ADDITIONAL
                       INFORMATION DATED NOVEMBER 29, 1999


                     DEVCAP SHARED RETURN FUND (the "Fund")


The Prospectus is amended as follows:

         On Page 7, under the subsection entitled "The Investment Manager and Submanager," in the second line of the fifth paragraph replace "0.70%" with "0.07%."


The Statement of Additional Information is amended as follows:

         On Page 12, in the second line of the fourth full paragraph replace "0.70%" with "0.07%."